INCOME TAXES	12 Months Ended
Sep. 30, 2023
INCOME TAXES
INCOME TAXES

NOTE 7 – INCOME TAXES:

At September 30, 2023 and 2022, the Company did not record a tax provision or benefit due to continuing losses and availability of net operating loss carry forwards.

At September 30, 2023 and 2022, the Company had deferred tax assets arising principally from net operating loss carryforwards for income tax purposes. As the Company’s management cannot determine that it is more likely than not that the Company will realize the benefit of the net deferred tax asset, a valuation allowance equal to 100% of the net deferred tax asset has been recorded at September 30, 2023 and 2022.

The components of the Company’s deferred taxes at September 30, 2023 and 2022 are as follows:

Timberline Resources Corp.	2023	2022
Net deferred tax assets:
Exploration costs	$50,000	$127,000
Investments in subsidiaries	181,000	184,000
Share-based compensation	228,000	362,000
Federal and state net operating loss carryforwards	13,294,000	12,163,000
Foreign net operating loss carryforwards	1,803,000	1,803,000
Total deferred tax asset	15,556,000	14,639,000
Valuation allowance	(15,556,000)	(14,639,000)
Net deferred tax asset	$-	$-

BH Minerals USA, Inc.
Net deferred tax assets (liabilities):
Property, mineral rights, and equipment	$(2,258,000)	$(2,260,000)
Exploration costs	336,000	255,000
Federal and state net operating loss carryforwards	5,428,000	5,353,000
Total deferred tax asset	3,506,000	3,348,000
Valuation allowance	(3,506,000)	(3,348,000)
Net deferred tax asset	$-	$-

The federal income taxes of the Company’s wholly owned subsidiary, BH Minerals USA, Inc., are not consolidated with those of the rest of the Company since BH Minerals USA, Inc. is wholly owned by the Company’s Canadian subsidiary, Staccato Gold Resources Ltd.

The annual tax benefit is different from the amount that would be provided by applying the statutory federal income tax rate to the Company’s pretax loss for the following reasons:

	2023	2022

Net Loss	$(2,180,000)	$(5,962,000)
Statutory Federal income tax rate	21.0%	21.0%
Expected income tax benefit based on statutory rate	(458,000)	(1,252,000)
Effect of state taxes	(81,000)	(61,000)
Effect of change in tax rates	89,000	-
Change in valuation allowance	1,075,000	1,308,000
Prior year change in estimates	(625,000)	5,000
Income tax provision	$-	$-

At September 30, 2023, Timberline Resources Corp had total federal net operating loss carryforwards of approximately $58.3 million, of which $44.8 million expire in fiscal years ending September 30, 2024 through September 30, 2038. Federal net operating loss carryforwards of $13.5 million will not expire and the usage of these loss carryforwards is limited to 80% of taxable income. State net operating losses total approximately $22.7 million and will expire in fiscal years ending September 30, 2023 through September 30, 2043.

BH Minerals has total federal net operating loss carryforwards of approximately $25.8 million, of which $15.8 million expire in fiscal years ending September 30, 2025 through September 30, 2038. Federal net operating loss carryforwards of $10.0 million will not expire and the usage of these loss carryforwards is limited to 80% of taxable income.

At September 30, 2023, the Company also has approximately $6.7 million in net operating loss carryforwards in Canada which will expire in fiscal years ending September 30, 2024 through September 30, 2032.

The Company has not identified any unrecognized tax benefits. If interest and penalties were to be assessed, the Company would charge interest to interest expense, and penalties to other operating expense. Fiscal years 2020 through 2023 remain subject to examination by state and federal tax authorities. The Company has reviewed its tax returns and believes the Company has not taken any unsubstantiated tax positions. Tax attributes from years prior to that can be adjusted as a result of examination.

IRS Code Section 382 limits the loss and credit carryforwards in the event of an “ownership change” of a corporation. The equity placement activities during the year ended September 30, 2023 did not give rise to an ownership change under Section 382.

As a result of previous acquisitions, the Company acquired approximately $15,000,000 of federal net operating loss carryovers that are limited by Code Section 382. As of September 30, 2023, the Company has not determined if any other losses are limited by IRS Code Section 382.